Distribution Date:	01/18/24	Wells Fargo Commercial Mortgage Trust 2016-C32
Determination Date:	01/11/24
Next Distribution Date:	02/16/24
Record Date:	12/29/23	Commercial Mortgage Pass-Through Certificates
Series 2016-C32

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	13-16		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	17-20	Special Servicer	Rialto Capital Advisors, LLC
Principal Prepayment Detail	21		General	(305) 229-6465
Historical Detail	22		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Delinquency Loan Detail	23	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	24		Don Simon	(203) 660-6100
Specially Serviced Loan Detail - Part 1	25		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 2	26	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	27		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	28				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	29
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	30
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	31
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989YAW3	1.577000%	40,045,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989YAX1	2.696000%	45,913,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989YAY9	3.294000%	160,000,000.00	140,566,761.35	0.00	385,855.76	0.00	0.00	385,855.76	140,566,761.35	35.85%	30.00%
A-4	94989YAZ6	3.560000%	284,738,000.00	284,738,000.00	0.00	844,722.73	0.00	0.00	844,722.73	284,738,000.00	35.85%	30.00%
A-SB	94989YBA0	3.324000%	66,289,000.00	25,269,970.15	1,272,988.66	69,997.82	0.00	0.00	1,342,986.48	23,996,981.49	35.85%	30.00%
A-3FX	94989YBJ1	3.424000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	94989YBG7	6.896290%	75,000,000.00	65,890,669.39	0.00	429,156.66	0.00	0.00	429,156.66	65,890,669.39	35.85%	30.00%
A-S	94989YBB8	3.952000%	77,999,000.00	77,999,000.00	0.00	256,876.71	0.00	0.00	256,876.71	77,999,000.00	26.14%	21.88%
B	94989YBE2	4.886264%	64,798,000.00	64,798,000.00	0.00	263,850.09	0.00	0.00	263,850.09	64,798,000.00	18.07%	15.13%
C	94989YBF9	4.886264%	34,800,000.00	34,800,000.00	0.00	141,701.65	0.00	0.00	141,701.65	34,800,000.00	13.74%	11.50%
D	94989YAJ2	3.788000%	38,399,000.00	38,399,000.00	0.00	121,212.84	0.00	0.00	121,212.84	38,399,000.00	8.96%	7.50%
E	94989YAL7	2.955000%	23,999,000.00	23,999,000.00	0.00	59,097.54	0.00	0.00	59,097.54	23,999,000.00	5.97%	5.00%
F	94989YAN3	2.955000%	12,000,000.00	12,000,000.00	0.00	29,550.00	0.00	0.00	29,550.00	12,000,000.00	4.48%	3.75%
G*	94989YAQ6	2.955000%	35,999,761.00	35,952,909.81	0.00	74,196.98	0.00	0.00	74,196.98	35,952,909.81	0.00%	0.00%
V	94989YAS2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989YAU7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			959,979,763.01	804,413,310.70	1,272,988.66	2,676,218.78	0.00	0.00	3,949,207.44	803,140,322.04

X-A	94989YBC6	1.362834%	749,984,000.00	594,464,400.89	0.00	675,130.43	0.00	0.00	675,130.43	593,191,412.23
X-D	94989YAA1	1.098264%	38,399,000.00	38,399,000.00	0.00	35,143.52	0.00	0.00	35,143.52	38,399,000.00
X-E	94989YAC7	1.931264%	23,999,000.00	23,999,000.00	0.00	38,623.66	0.00	0.00	38,623.66	23,999,000.00
X-F	94989YAE3	1.931264%	12,000,000.00	12,000,000.00	0.00	19,312.64	0.00	0.00	19,312.64	12,000,000.00
X-G	94989YAG8	1.931264%	35,999,761.00	35,952,909.81	0.00	57,862.12	0.00	0.00	57,862.12	35,952,909.81
Notional SubTotal			860,381,761.00	704,815,310.70	0.00	826,072.37	0.00	0.00	826,072.37	703,542,322.04

Deal Distribution Total					1,272,988.66	3,502,291.15	0.00	0.00	4,775,279.81

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989YAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989YAX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989YAY9	878.54225844	0.00000000	2.41159850	0.00000000	0.00000000	0.00000000	0.00000000	2.41159850	878.54225844
A-4	94989YAZ6	1,000.00000000	0.00000000	2.96666665	0.00000000	0.00000000	0.00000000	0.00000000	2.96666665	1,000.00000000
A-SB	94989YBA0	381.20910181	19.20361840	1.05594925	0.00000000	0.00000000	0.00000000	0.00000000	20.25956765	362.00548341
A-3FX	94989YBJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	94989YBG7	878.54225853	0.00000000	5.72208880	0.00000000	0.00000000	0.00000000	0.00000000	5.72208880	878.54225853
A-S	94989YBB8	1,000.00000000	0.00000000	3.29333338	0.00000000	0.00000000	0.00000000	0.00000000	3.29333338	1,000.00000000
B	94989YBE2	1,000.00000000	0.00000000	4.07188632	0.00000000	0.00000000	0.00000000	0.00000000	4.07188632	1,000.00000000
C	94989YBF9	1,000.00000000	0.00000000	4.07188649	0.00000000	0.00000000	0.00000000	0.00000000	4.07188649	1,000.00000000
D	94989YAJ2	1,000.00000000	0.00000000	3.15666658	0.00000000	0.00000000	0.00000000	0.00000000	3.15666658	1,000.00000000
E	94989YAL7	1,000.00000000	0.00000000	2.46250010	0.00000000	0.00000000	0.00000000	0.00000000	2.46250010	1,000.00000000
F	94989YAN3	1,000.00000000	0.00000000	2.46250000	0.00000000	0.00000000	0.00000000	0.00000000	2.46250000	1,000.00000000
G	94989YAQ6	998.69856942	0.00000000	2.06104091	0.39825431	10.92702810	0.00000000	0.00000000	2.06104091	998.69856942
V	94989YAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989YAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989YBC6	792.63611076	0.00000000	0.90019311	0.00000000	0.00000000	0.00000000	0.00000000	0.90019311	790.93875633
X-D	94989YAA1	1,000.00000000	0.00000000	0.91521967	0.00000000	0.00000000	0.00000000	0.00000000	0.91521967	1,000.00000000
X-E	94989YAC7	1,000.00000000	0.00000000	1.60938622	0.00000000	0.00000000	0.00000000	0.00000000	1.60938622	1,000.00000000
X-F	94989YAE3	1,000.00000000	0.00000000	1.60938667	0.00000000	0.00000000	0.00000000	0.00000000	1.60938667	1,000.00000000
X-G	94989YAG8	998.69856942	0.00000000	1.60729178	0.00000000	0.00000000	0.00000000	0.00000000	1.60729178	998.69856942

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	12/01/23 - 12/30/23	30	0.00	385,855.76	0.00	385,855.76	0.00	0.00	0.00	385,855.76	0.00
A-4	12/01/23 - 12/30/23	30	0.00	844,722.73	0.00	844,722.73	0.00	0.00	0.00	844,722.73	0.00
A-SB	12/01/23 - 12/30/23	30	0.00	69,997.82	0.00	69,997.82	0.00	0.00	0.00	69,997.82	0.00
X-A	12/01/23 - 12/30/23	30	0.00	675,130.43	0.00	675,130.43	0.00	0.00	0.00	675,130.43	0.00
X-D	12/01/23 - 12/30/23	30	0.00	35,143.52	0.00	35,143.52	0.00	0.00	0.00	35,143.52	0.00
X-E	12/01/23 - 12/30/23	30	0.00	38,623.66	0.00	38,623.66	0.00	0.00	0.00	38,623.66	0.00
X-F	12/01/23 - 12/30/23	30	0.00	19,312.64	0.00	19,312.64	0.00	0.00	0.00	19,312.64	0.00
X-G	12/01/23 - 12/30/23	30	0.00	57,862.12	0.00	57,862.12	0.00	0.00	0.00	57,862.12	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	12/15/23 - 01/17/24	34	0.00	429,156.66	0.00	429,156.66	0.00	0.00	0.00	429,156.66	0.00
A-S	12/01/23 - 12/30/23	30	0.00	256,876.71	0.00	256,876.71	0.00	0.00	0.00	256,876.71	0.00
B	12/01/23 - 12/30/23	30	0.00	263,850.09	0.00	263,850.09	0.00	0.00	0.00	263,850.09	0.00
C	12/01/23 - 12/30/23	30	0.00	141,701.65	0.00	141,701.65	0.00	0.00	0.00	141,701.65	0.00
D	12/01/23 - 12/30/23	30	0.00	121,212.84	0.00	121,212.84	0.00	0.00	0.00	121,212.84	0.00
E	12/01/23 - 12/30/23	30	0.00	59,097.54	0.00	59,097.54	0.00	0.00	0.00	59,097.54	0.00
F	12/01/23 - 12/30/23	30	0.00	29,550.00	0.00	29,550.00	0.00	0.00	0.00	29,550.00	0.00
G	12/01/23 - 12/30/23	30	378,102.26	88,534.04	0.00	88,534.04	14,337.06	0.00	0.00	74,196.98	393,370.40
Totals			378,102.26	3,516,628.21	0.00	3,516,628.21	14,337.06	0.00	0.00	3,502,291.15	393,370.40

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

	Additional Information

Total Available Distribution Amount (1)	4,775,279.81
Benchmark: Term SOFR
Current Period	5.476290
Next Period	5.446240
Benchmark Adjustment
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,294,241.94	Master Servicing Fee	11,304.90
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,153.94
Interest Adjustments	(255.51)	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	346.34
ARD Interest	0.00	Operating Advisor Fee	1,904.89
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	586.71
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,293,986.43	Total Fees	18,506.79

Principal		Expenses/Reimbursements
Scheduled Principal	1,272,988.66	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	13,458.33
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	878.73
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,272,988.66	Total Expenses/Reimbursements	14,337.06

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,502,291.15
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,272,988.66
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	241,148.62	Prepayment Penalties paid to SWAP Counterparty	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	241,148.62	Total Payments to Certificateholders and Others	4,775,279.81
Total Funds Collected	4,808,123.71	Total Funds Distributed	4,808,123.66

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	804,413,310.70	804,413,310.70	Beginning Certificate Balance	804,413,310.70
(-) Scheduled Principal Collections	1,272,988.66	1,272,988.66	(-) Principal Distributions	1,272,988.66
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	803,140,322.04	803,140,322.04	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	804,435,166.97	804,435,166.97	Ending Certificate Balance	803,140,322.04
Ending Actual Collateral Balance	803,176,613.86	803,176,613.86

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.89%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	23	99,263,862.84	12.36%	22	5.0302	NAP	Defeased	23	99,263,862.84	12.36%	22	5.0302	NAP
1,000,000 or less	1	778,116.06	0.10%	22	3.9200	1.790000	1.20 or less	29	165,868,620.20	20.65%	23	4.6411	0.922233
1,000,001 to 2,000,000	15	21,464,216.40	2.67%	23	4.3341	1.549501	1.21 to 1.30	1	1,940,145.29	0.24%	22	5.0200	1.257000
2,000,001 to 3,000,000	6	16,045,058.84	2.00%	23	4.5429	1.714038	1.31 to 1.40	3	18,623,828.25	2.32%	24	4.6481	1.372876
3,000,001 to 4,000,000	16	54,176,807.75	6.75%	23	4.4514	1.212314	1.41 to 1.50	4	35,125,258.90	4.37%	23	4.6009	1.429626
4,000,001 to 5,000,000	7	30,916,628.81	3.85%	23	4.8411	1.427465	1.51 to 1.60	4	27,462,760.11	3.42%	24	4.8616	1.564433
5,000,001 to 6,000,000	4	21,383,938.71	2.66%	23	4.6771	1.417842	1.61 to 1.70	4	18,504,887.32	2.30%	23	4.6965	1.645274
6,000,001 to 7,000,000	1	6,927,499.33	0.86%	18	4.9000	0.680000	1.71 to 1.80	11	157,091,226.53	19.56%	23	4.6989	1.767795
7,000,001 to 8,000,000	5	37,452,589.12	4.66%	23	5.0174	1.390249	1.81 to 1.90	2	8,392,741.20	1.04%	24	4.9715	1.858510
8,000,001 to 9,000,000	3	25,691,674.38	3.20%	23	4.7198	1.604459	1.91 to 2.00	3	11,322,280.07	1.41%	23	5.0048	1.950346
9,000,001 to 10,000,000	1	9,946,603.46	1.24%	22	4.9700	2.098400	2.01 to 3.00	15	258,543,932.32	32.19%	23	4.7625	2.144429
10,000,001 to 15,000,000	7	87,641,533.70	10.91%	24	4.7272	1.809982	3.01 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	4	73,490,158.35	9.15%	23	4.9441	1.382639	3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	2	56,466,941.09	7.03%	23	4.4862	1.509985	4.01 or greater	1	1,000,779.01	0.12%	21	4.1500	5.060000
30,000,001 to 50,000,000	3	123,607,861.51	15.39%	23	4.6303	1.893656	Totals	100	803,140,322.04	100.00%	23	4.7557	1.658836
50,000,001 to 80,000,000	1	56,561,831.69	7.04%	22	5.1200	2.023700
80,000,001 or greater	1	81,325,000.00	10.13%	23	4.6100	2.020100
Totals	100	803,140,322.04	100.00%	23	4.7557	1.658836
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	25	99,263,862.84	12.36%	22	5.0302	NAP	Texas	12	92,670,171.86	11.54%	23	4.6526	1.974341
Alabama	1	3,223,735.37	0.40%	22	5.0200	1.001500	Utah	1	3,707,630.49	0.46%	23	4.9600	1.960900
Arizona	1	5,447,886.78	0.68%	23	5.1800	1.692400	Washington, DC	1	2,490,675.93	0.31%	24	4.6400	2.102100
California	5	78,049,427.52	9.72%	23	4.4254	1.675931	Wisconsin	6	5,374,681.26	0.67%	22	5.3955	0.866568
Colorado	1	3,306,315.58	0.41%	22	4.9400	1.478700	Totals	140	803,140,322.04	100.00%	23	4.7557	1.658836
Delaware	1	26,466,941.09	3.30%	22	4.5500	2.322000
									Property Type³
Florida	4	42,317,017.37	5.27%	23	4.9395	1.513624
Georgia	2	15,610,889.05	1.94%	24	4.8426	2.570650		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	19	81,514,395.61	10.15%	24	4.8118	1.364277		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	11	26,222,065.77	3.26%	23	4.9666	1.883971	Defeased	25	99,263,862.84	12.36%	22	5.0302	NAP
Iowa	1	4,573,814.08	0.57%	23	4.9700	1.310600	Industrial	21	83,218,877.57	10.36%	24	4.9879	1.998747
Kansas	1	19,138,393.51	2.38%	20	4.6700	1.771900	Lodging	4	101,225,999.77	12.60%	22	4.9344	2.056879
Kentucky	1	7,354,561.10	0.92%	24	5.0000	1.858300	Mixed Use	4	14,968,829.24	1.86%	23	4.9092	1.834508
Louisiana	2	20,253,388.29	2.52%	24	5.1845	1.296289	Mobile Home Park	1	1,805,854.44	0.22%	24	5.0400	1.346700
Maryland	1	3,104,557.93	0.39%	22	4.5800	1.200000	Multi-Family	28	101,168,563.34	12.60%	23	4.1547	1.462496
Michigan	5	16,121,678.13	2.01%	23	4.8327	1.991794	Office	8	119,160,614.96	14.84%	23	4.4286	1.383692
Nevada	2	16,583,447.97	2.06%	24	4.7727	1.540961	Other	1	18,215,907.72	2.27%	24	5.1000	1.130500
New Jersey	4	48,344,703.34	6.02%	22	4.7689	1.952736	Retail	41	228,221,485.64	28.42%	23	4.8651	1.608232
New Mexico	1	19,373,653.50	2.41%	23	4.8900	1.205100	Self Storage	7	35,890,326.53	4.47%	22	4.7854	2.077953
New York	26	129,645,540.24	16.14%	22	4.4785	1.510753	Totals	140	803,140,322.04	100.00%	23	4.7557	1.658836
Ohio	2	7,575,603.23	0.94%	23	4.9757	1.861279
Oklahoma	1	4,105,700.73	0.51%	22	5.0200	1.001500
Oregon	1	4,788,913.16	0.60%	24	5.0700	1.794900
South Carolina	1	7,830,465.34	0.97%	24	5.4500	1.190700
Tennessee	1	8,680,204.97	1.08%	22	4.6200	1.612800

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	23	99,263,862.84	12.36%	22	5.0302	NAP	Defeased	23	99,263,862.84	12.36%	22	5.0302	NAP
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	20	64,403,434.25	8.02%	23	3.9096	1.135436	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	5	52,495,494.02	6.54%	23	4.0693	1.731939	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	42,244,159.73	5.26%	24	4.4416	0.969361	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	14	223,312,072.06	27.80%	23	4.6389	1.973633	49 months or greater	77	703,876,459.20	87.64%	23	4.7170	1.675692
	4.751% to 5.000%	17	119,042,830.77	14.82%	23	4.8972	1.735203	Totals	100	803,140,322.04	100.00%	23	4.7557	1.658836
	5.001% to 5.250%	13	163,900,102.61	20.41%	23	5.1394	1.658859
	5.251% to 5.750%	6	38,478,365.76	4.79%	24	5.3503	1.437142
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	100	803,140,322.04	100.00%	23	4.7557	1.658836
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	23	99,263,862.84	12.36%	22	5.0302	NAP	Defeased	23	99,263,862.84	12.36%	22	5.0302	NAP
	60 months or less	77	703,876,459.20	87.64%	23	4.7170	1.675692	Interest Only	4	149,325,000.00	18.59%	23	4.5938	1.792775
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	180 months or less	2	14,734,835.66	1.83%	24	4.4987	1.518678
	Totals	100	803,140,322.04	100.00%	23	4.7557	1.658836	181 months to 240 months	5	63,072,247.55	7.85%	22	5.0357	1.963548
								241 months to 300 months	61	462,968,571.16	57.64%	23	4.7444	1.620133
								301 months to 420 months	5	13,775,804.83	1.72%	23	3.9048	1.123761
								421 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	100	803,140,322.04	100.00%	23	4.7557	1.658836
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	23	99,263,862.84	12.36%	22	5.0302	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	43	531,129,355.99	66.13%	23	4.8376	1.784345
	13 to 24 months	31	157,767,442.19	19.64%	23	4.2848	1.399637
	25 months or greater	3	14,979,661.02	1.87%	21	4.9910	0.730667
	Totals	100	803,140,322.04	100.00%	23	4.7557	1.658836
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310932349	RT	Various	TX	Actual/360	4.610%	322,837.66	0.00	0.00	N/A	12/11/25	--	81,325,000.00	81,325,000.00	01/11/24
2	300571462	LO	Melville	NY	Actual/360	5.120%	250,052.45	153,694.80	0.00	N/A	11/06/25	--	56,715,526.49	56,561,831.69	01/06/24
3	310932160	OF	Redwood City	CA	Actual/360	4.070%	166,012.68	74,717.16	0.00	N/A	12/11/25	--	47,368,284.49	47,293,567.33	01/11/24
4	310932458	IN	Various	Various	Actual/360	5.210%	180,249.76	62,730.37	0.00	N/A	01/11/26	--	40,177,024.55	40,114,294.18	01/11/24
5	310931549	IN	Newark	NJ	Actual/360	4.720%	147,132.89	0.00	0.00	N/A	12/11/25	--	36,200,000.00	36,200,000.00	01/11/24
6	310933274	OF	Chicago	IL	Actual/360	4.430%	114,441.67	0.00	0.00	N/A	01/11/26	--	30,000,000.00	30,000,000.00	01/11/24
7	300571444	LO	Newark	DE	Actual/360	4.550%	103,871.07	43,930.48	0.00	N/A	11/06/25	--	26,510,871.57	26,466,941.09	01/06/24
9	310931304	RT	Albuquerque	NM	Actual/360	4.890%	81,705.62	30,016.97	0.00	N/A	12/11/25	--	19,403,670.47	19,373,653.50	01/11/24
10	310929526	OF	Lenexa	KS	Actual/360	4.670%	77,089.38	31,446.22	0.00	N/A	09/11/25	--	19,169,839.73	19,138,393.51	01/11/24
11	300571480	98	Orlando	FL	Actual/360	5.100%	80,146.95	33,872.50	0.00	N/A	01/06/26	--	18,249,780.22	18,215,907.72	01/06/24
13	416000224	RT	Metairie	LA	Actual/360	5.150%	74,472.80	30,910.26	0.00	N/A	01/01/26	--	16,793,113.88	16,762,203.62	01/01/24
14	416000121	MF	Grand Rapids	MI	Actual/360	4.980%	68,738.64	30,347.36	0.00	N/A	01/01/26	--	16,029,219.44	15,998,872.08	01/01/24
15	470097610	MF	Chicago	IL	Actual/360	4.470%	47,475.01	89,681.01	0.00	N/A	01/01/26	--	12,333,840.74	12,244,159.73	01/01/24
16	305410016	Various Various		IN	Actual/360	5.300%	64,124.92	25,218.05	0.00	N/A	01/01/26	--	14,050,500.49	14,025,282.44	01/01/24
17	310932190	RT	Reno	NV	Actual/360	4.740%	60,400.32	20,361.62	0.00	N/A	01/11/26	--	14,797,955.15	14,777,593.53	01/11/24
18	300571470	MF	McDonough	GA	Actual/360	4.820%	59,258.54	22,252.07	0.00	N/A	01/06/26	--	14,277,255.68	14,255,003.61	01/06/24
19	305410019	MF	Indianapolis	IN	Actual/360	5.250%	65,889.82	18,045.14	0.00	N/A	01/01/26	--	14,574,706.04	14,556,660.90	01/01/24
20	470096010	MF	New York	NY	Actual/360	3.950%	38,536.49	25,526.04	0.00	N/A	11/01/25	--	11,329,632.95	11,304,106.91	01/01/24
21	310931266	LO	Ontario	CA	Actual/360	4.860%	45,464.86	21,100.70	0.00	N/A	12/11/25	--	10,863,766.59	10,842,665.89	01/11/24
22	310929990	SS	Boca Raton	FL	Actual/360	4.820%	42,371.87	16,000.25	0.00	N/A	12/11/25	--	10,208,721.84	10,192,721.59	01/11/24
23	305410023	SS	Various	Various	Actual/360	4.970%	42,634.09	15,278.54	0.00	N/A	11/06/25	--	9,961,882.00	9,946,603.46	01/06/24
24	300571456	RT	Madison	TN	Actual/360	4.620%	34,589.34	14,225.49	0.00	N/A	11/06/25	--	8,694,430.46	8,680,204.97	01/06/24
25	305410025	SS	Various	Various	Actual/360	4.550%	34,012.40	14,384.96	0.00	N/A	11/01/25	--	8,680,939.41	8,666,554.45	01/01/24
26	310931907	OF	Petaluma	CA	Actual/360	5.000%	35,987.88	13,560.76	0.00	N/A	01/11/26	--	8,358,475.72	8,344,914.96	01/11/24
27	416000223	RT	Greenville	SC	Actual/360	5.450%	36,813.21	13,723.49	0.00	N/A	01/01/26	--	7,844,188.83	7,830,465.34	01/01/24
28	600931465	RT	Loxahatchee	FL	Actual/360	4.690%	30,799.67	13,233.47	0.00	N/A	11/11/25	--	7,626,302.89	7,613,069.42	01/11/24
29	416000221	LO	Hebron	KY	Actual/360	5.000%	31,725.34	13,904.50	0.00	N/A	01/01/26	--	7,368,465.60	7,354,561.10	01/01/24
30	300571461	RT	Various	Various	Actual/360	5.020%	31,744.00	13,989.79	0.00	N/A	11/06/25	--	7,343,425.89	7,329,436.10	01/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
31	300571443	SS	Philadelphia	PA	Actual/360	4.830%	31,050.19	11,752.65	0.00	N/A	08/06/25	--	7,465,483.07	7,453,730.42	01/06/24
32	479064000	OF	Burlington	NJ	Actual/360	4.900%	28,974.69	0.00	0.00	N/A	07/01/25	--	6,927,499.33	6,927,499.33	01/01/24
33	310932012	LO	Carmel	IN	Actual/360	4.630%	23,931.29	18,311.49	0.00	N/A	09/11/25	--	6,002,413.55	5,984,102.06	01/11/24
34	410930395	RT	San Bernardino	CA	Actual/360	4.910%	31,006.79	8,524.51	0.00	N/A	12/11/25	--	7,333,581.67	7,325,057.16	01/11/24
35	470096640	MF	Long Beach	NY	Actual/360	3.990%	20,207.37	13,171.36	0.00	N/A	11/01/25	--	5,881,358.57	5,868,187.21	01/01/24
37	300571469	MF	Jacksonville	FL	Actual/360	5.130%	23,584.94	9,919.93	0.00	N/A	12/06/25	09/06/25	5,338,979.79	5,329,059.86	01/06/24
39	300571471	RT	Scottsdale	AZ	Actual/360	5.180%	24,336.23	7,988.46	0.00	N/A	12/06/25	--	5,455,875.24	5,447,886.78	01/06/24
40	600931770	MU	Royal Oak	MI	Actual/360	4.710%	20,377.71	9,997.77	0.00	N/A	12/11/25	--	5,024,296.10	5,014,298.33	01/11/24
41	410932854	MU	Portland	OR	Actual/360	5.070%	20,946.67	8,949.54	0.00	N/A	01/11/26	--	4,797,862.70	4,788,913.16	01/11/24
42	300571467	RT	Missouri City	TX	Actual/360	4.900%	21,351.84	6,776.68	0.00	N/A	12/06/25	--	5,060,343.07	5,053,566.39	01/06/24
43	310931720	RT	Waterloo	IA	Actual/360	4.970%	19,612.07	8,742.38	0.00	12/11/25	12/11/35	--	4,582,556.46	4,573,814.08	01/11/24
44	470097410	MF	White Plains	NY	Actual/360	3.870%	14,544.52	9,892.94	0.00	N/A	12/01/25	--	4,364,446.81	4,354,553.87	01/01/24
45	300571455	RT	Various	WI	Actual/360	5.430%	21,222.19	8,074.86	0.00	N/A	11/06/25	--	4,538,697.82	4,530,622.96	11/06/23
46	416000227	RT	Hilliard	OH	Actual/360	5.290%	19,885.78	7,848.41	0.00	N/A	01/01/26	--	4,365,436.58	4,357,588.17	01/01/24
47	305410047	LO	Hickory	NC	Actual/360	4.940%	16,862.34	12,192.64	0.00	N/A	06/01/25	--	3,963,982.91	3,951,790.27	01/01/24
48	300571473	LO	Round Rock	TX	Actual/360	5.080%	18,205.53	7,797.10	0.00	N/A	12/06/25	09/06/25	4,161,793.15	4,153,996.05	01/06/24
49	470097540	MF	New York	NY	Actual/360	3.850%	13,239.06	9,029.33	0.00	N/A	01/01/26	--	3,993,347.69	3,984,318.36	01/01/24
50	300571457	MH	Moyock	NC	Actual/360	5.040%	19,142.02	6,203.62	0.00	N/A	11/06/25	08/06/25	4,410,604.03	4,404,400.41	01/06/24
51	300571465	MH	Greenwood	IN	Actual/360	5.400%	17,685.70	10,592.34	0.00	N/A	12/06/25	--	3,803,376.04	3,792,783.70	01/06/24
52	470097060	MF	Forest Hills	NY	Actual/360	3.840%	13,467.42	4,894.51	0.00	N/A	11/01/25	--	4,072,808.90	4,067,914.39	01/01/24
53	470096270	MF	Brooklyn	NY	Actual/360	3.810%	12,340.15	8,653.56	0.00	N/A	11/01/25	--	3,761,286.35	3,752,632.79	01/01/24
54	470097470	MF	New York	NY	Actual/360	3.890%	12,545.96	8,417.79	0.00	N/A	01/01/26	--	3,745,371.87	3,736,954.08	01/01/24
55	300571477	SS	Louisville	KY	Actual/360	4.930%	17,009.15	6,582.89	0.00	N/A	10/06/25	--	4,006,605.20	4,000,022.31	01/06/24
56	416000226	IN	Camarillo	CA	Actual/360	5.310%	19,422.63	4,482.18	0.00	N/A	01/01/26	--	4,247,704.36	4,243,222.18	01/01/24
57	300571446	LO	Austin	TX	Actual/360	5.350%	16,132.22	9,889.74	0.00	N/A	08/06/25	--	3,501,717.76	3,491,828.02	01/06/24
58	410931878	SS	South Jordan	UT	Actual/360	4.960%	15,863.81	6,580.14	0.00	N/A	12/11/25	--	3,714,210.63	3,707,630.49	01/11/24
59	300571472	MH	Various	Various	Actual/360	5.030%	15,378.12	6,706.80	0.00	N/A	12/06/25	--	3,550,390.68	3,543,683.88	01/06/24
60	416000225	RT	Marrero	LA	Actual/360	5.350%	16,112.37	6,224.18	0.00	N/A	01/01/26	--	3,497,408.85	3,491,184.67	01/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
61	300571478	RT	Rochester	NY	Actual/360	5.200%	15,603.75	6,360.69	0.00	N/A	01/06/26	--	3,484,708.30	3,478,347.61	10/06/23
62	470096840	MF	Yonkers	NY	Actual/360	3.970%	10,729.37	10,317.90	0.00	N/A	12/01/25	--	3,138,518.41	3,128,200.51	01/01/24
65	410927412	RT	Indianapolis	IN	Actual/360	4.670%	13,585.03	6,765.39	0.00	N/A	12/11/25	--	3,378,192.79	3,371,427.40	01/11/24
66	479063200	OF	Houston	TX	Actual/360	4.510%	12,937.90	7,099.65	0.00	N/A	06/01/25	--	3,331,409.80	3,324,310.15	01/01/24
67	470097650	MF	Hartsdale	NY	Actual/360	3.840%	10,398.57	7,160.33	0.00	N/A	12/01/25	--	3,144,729.85	3,137,569.52	01/01/24
68	305410068	SS	Brownsburg; Pittsboro IN		Actual/360	4.550%	13,252.52	5,604.92	0.00	N/A	11/01/25	--	3,382,421.46	3,376,816.54	01/01/24
69	479066900	RT	San Antonio	TX	Actual/360	5.070%	14,488.44	5,316.11	0.00	N/A	01/01/26	--	3,318,596.19	3,313,280.08	01/01/24
70	300571459	RT	Lafayette	CO	Actual/360	4.940%	14,086.43	5,107.35	0.00	N/A	11/06/25	--	3,311,422.93	3,306,315.58	01/06/24
71	470097390	MF	New Rochelle	NY	Actual/360	3.940%	10,294.48	6,768.18	0.00	N/A	01/01/26	--	3,034,232.05	3,027,463.87	01/01/24
72	600931600	MU	Ann Arbor	MI	Actual/360	4.720%	12,570.04	6,144.22	0.00	N/A	12/11/25	--	3,092,683.18	3,086,538.96	01/11/24
73	470097260	MF	Jackson Heights	NY	Actual/360	3.910%	10,697.81	3,734.74	0.00	N/A	12/01/25	--	3,177,304.10	3,173,569.36	01/01/24
74	410931846	MF	Washington	DC	Actual/360	4.640%	10,001.21	12,406.89	0.00	N/A	01/11/26	--	2,503,082.82	2,490,675.93	01/11/24
75	305410075	RT	Bradenton	FL	Actual/360	4.920%	12,753.78	5,864.23	0.00	N/A	10/01/25	--	3,010,334.64	3,004,470.41	01/01/24
76	479065800	OF	Columbia	MD	Actual/360	4.580%	12,264.24	5,125.05	0.00	N/A	11/01/25	--	3,109,682.98	3,104,557.93	01/01/24
78	305410078	RT	Algonac	MI	Actual/360	5.250%	12,618.41	5,052.11	0.00	N/A	01/01/26	--	2,791,168.61	2,786,116.50	01/01/24
79	470097280	MF	Forest Hills	NY	Actual/360	3.910%	9,475.20	3,307.91	0.00	N/A	12/01/25	--	2,814,184.29	2,810,876.38	01/01/24
80	410932031	IN	Troy	MI	Actual/360	4.770%	10,953.13	5,255.33	0.00	N/A	12/11/25	--	2,666,616.54	2,661,361.21	01/11/24
81	470097690	MF	Bronx	NY	Actual/360	3.900%	9,154.36	3,197.86	0.00	N/A	01/01/26	--	2,725,863.55	2,722,665.69	01/01/24
82	416000219	MF	Clinton Township	MI	Actual/360	4.820%	10,701.95	5,074.30	0.00	N/A	11/01/25	--	2,578,437.43	2,573,363.13	01/01/24
84	410927042	RT	Bolingbrook	IL	Actual/360	4.660%	9,355.37	4,066.77	0.00	N/A	11/11/25	08/11/25	2,331,394.87	2,327,328.10	01/11/24
85	305410085	MH	La Porte	TX	Actual/360	5.420%	10,219.11	3,850.39	0.00	N/A	01/01/26	--	2,189,548.60	2,185,698.21	01/01/24
86	600928820	OF	Spring	TX	Actual/360	5.020%	9,664.77	3,355.91	0.00	N/A	01/11/26	10/11/25	2,235,778.43	2,232,422.52	01/11/24
87	300571460	RT	Houston	TX	Actual/360	5.020%	8,402.82	3,703.18	0.00	N/A	11/06/25	--	1,943,848.47	1,940,145.29	01/06/24
88	610932433	MH	Boulder City	NV	Actual/360	5.040%	7,852.13	3,391.63	0.00	N/A	01/11/26	--	1,809,246.07	1,805,854.44	01/11/24
89	600931981	RT	Charleston	SC	Actual/360	5.080%	7,599.35	3,235.08	0.00	N/A	01/11/26	10/11/25	1,737,213.78	1,733,978.70	01/11/24
90	470097770	MF	Brooklyn	NY	Actual/360	3.850%	5,561.95	3,814.21	0.00	N/A	12/01/25	--	1,677,671.58	1,673,857.37	01/01/24
91	300571463	SS	Middlebury	VT	Actual/360	4.980%	7,557.89	2,886.31	0.00	N/A	09/06/25	--	1,762,430.08	1,759,543.77	01/06/24
92	305410092	MH	West Burlington	IA	Actual/360	5.920%	7,392.68	6,487.88	0.00	N/A	01/01/26	--	1,450,176.58	1,443,688.70	01/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
93	410931892	RT	Egg Harbor Township NJ		Actual/360	4.850%	6,559.39	4,670.35	0.00	N/A	12/11/25	--	1,570,589.54	1,565,919.19	01/11/24
95	300571474	MU	Amsterdam	NY	Actual/360	5.050%	7,173.64	2,652.20	0.00	N/A	10/06/25	--	1,649,638.38	1,646,986.18	01/06/24
96	470096560	MF	Bronx	NY	Actual/360	4.050%	6,277.50	0.00	0.00	N/A	11/01/25	--	1,800,000.00	1,800,000.00	01/01/24
97	470098040	MF	Great Neck	NY	Actual/360	3.980%	5,205.33	3,367.40	0.00	N/A	01/01/26	--	1,518,817.92	1,515,450.52	01/01/24
98	470097000	MF	Rockville Centre	NY	Actual/360	3.950%	5,138.20	3,403.47	0.00	N/A	11/01/25	--	1,510,617.78	1,507,214.31	01/01/24
99	300571466	SS	Upper Darby	PA	Actual/360	4.980%	7,037.53	2,496.15	0.00	N/A	09/06/25	--	1,641,088.53	1,638,592.38	01/06/24
100	470097910	MF	Brooklyn	NY	Actual/360	3.930%	4,847.58	3,200.03	0.00	N/A	01/01/26	--	1,432,428.90	1,429,228.87	01/01/24
101	470096710	MF	Flushing	NY	Actual/360	4.050%	4,864.95	3,060.04	0.00	N/A	01/01/26	--	1,394,966.66	1,391,906.62	01/01/24
102	470095470	MF	Brooklyn	NY	Actual/360	3.950%	4,578.18	3,014.42	0.00	N/A	12/01/25	--	1,345,974.21	1,342,959.79	01/01/24
103	305410103	RT	Warner Robins	GA	Actual/360	5.080%	5,942.46	2,562.57	0.00	N/A	11/01/25	--	1,358,448.01	1,355,885.44	01/01/24
105	300571464	SS	Salisbury	MA	Actual/360	4.880%	5,496.90	2,181.02	0.00	N/A	09/06/25	--	1,308,094.78	1,305,913.76	01/06/24
107	470096780	MF	Mamaroneck	NY	Actual/360	3.920%	3,679.56	2,467.03	0.00	N/A	11/01/25	--	1,090,061.42	1,087,594.39	01/01/24
108	479064500	RT	Corpus Christi	TX	Actual/360	4.770%	4,277.26	3,149.23	0.00	N/A	11/01/25	--	1,041,329.33	1,038,180.10	01/01/24
110	470097510	MF	Garden City	NY	Actual/360	4.020%	3,501.42	2,241.41	0.00	N/A	12/01/25	--	1,011,482.47	1,009,241.06	01/01/24
111	470095080	MF	New York	NY	Actual/360	4.150%	3,580.40	1,120.07	0.00	N/A	10/01/25	--	1,001,899.08	1,000,779.01	01/01/24
112	470097100	MF	Bronxville	NY	Actual/360	3.920%	2,635.35	2,598.95	0.00	N/A	11/01/25	--	780,715.01	778,116.06	01/01/24
Totals							3,293,986.43	1,272,988.66	0.00				804,413,310.70	803,140,322.04
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	7,453,741.88	6,258,509.37	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	8,905,717.42	10,075,336.42	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,871,874.16	4,066,626.29	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,489,150.78	4,150,244.63	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,958,279.53	3,011,807.39	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	2,403.00	0.00
6	5,832,351.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,701,030.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,597,942.76	1,354,105.12	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,456,262.62	1,844,950.66	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,763,362.72	1,169,596.35	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,915,802.00	1,425,857.80	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	2,310,297.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,025,534.50	1,564,806.94	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,535,756.25	1,209,228.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,626,773.00	1,976,848.10	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,095,792.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,677,445.74	1,553,289.91	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,515,378.70	1,109,252.83	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,476,539.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	832,012.00	762,796.22	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,335,224.20	977,087.75	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	791,597.00	493,950.82	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	910,330.37	583,982.74	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	647,919.00	466,672.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,367,316.44	1,144,688.04	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	623,542.00	412,259.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	359,354.00	0.00	--	--	07/11/23	538,187.91	0.00	859,790.25	859,790.25	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	752,383.62	662,769.35	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	296,259.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	592,911.80	522,688.70	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	502,510.99	465,436.55	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	722,436.29	522,366.17	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	590,884.33	478,546.13	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	351,242.00	01/01/16	09/30/16	--	0.00	0.00	0.00	0.00	0.00	0.00
44	513,764.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	122,116.09	01/01/23	06/30/23	12/11/23	1,756,870.00	0.00	29,249.58	58,555.61	0.00	0.00
46	660,435.92	448,249.56	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	206,061.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	193,231.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	370,567.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	241,492.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	601,675.52	438,429.40	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	572,395.37	268,988.29	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	313,899.56	173,011.91	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
61	0.00	16,088.00	01/01/21	03/31/21	09/11/23	223,396.81	2,455.33	21,927.99	65,848.71	0.00	0.00
62	279,838.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	398,285.68	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	214,489.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	468,026.60	306,093.55	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
69	377,111.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	276,238.19	360,016.68	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
71	128,859.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	610,448.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	93,234.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	677,774.64	586,254.92	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	291,116.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
78	254,436.96	179,420.22	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
79	252,456.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
80	546,502.30	422,309.43	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
81	40,958.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
82	540,767.92	422,574.75	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
84	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
85	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
86	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
87	194,475.00	136,960.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
88	182,498.00	138,236.37	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
89	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
90	290,357.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
91	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
92	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
93	230,546.87	182,968.96	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
95	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
96	8,478.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
97	123,505.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
98	115,706.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
99	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
100	99,325.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
101	114,239.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
102	90,248.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
103	200,994.63	171,863.55	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
105	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
107	164,605.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
108	175,424.97	86,394.38	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
110	113,232.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
111	285,648.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
112	155,962.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	87,804,737.98	53,473,207.02				2,518,454.72	2,455.33	910,967.82	984,194.57	2,403.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/24	1	4,530,622.96	1	3,478,347.61	0	0.00	0	0.00	2	8,008,970.57	0	0.00	0	0.00	0	0.00	4.755694%	4.716716%	23
12/15/23	1	3,484,708.30	0	0.00	0	0.00	0	0.00	2	8,023,406.12	0	0.00	0	0.00	0	0.00	4.755728%	4.716756%	24
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	2	8,038,960.52	0	0.00	0	0.00	0	0.00	4.755771%	4.716805%	25
10/17/23	0	0.00	0	0.00	1	4,555,414.49	0	0.00	2	8,053,259.08	1	6,927,499.33	0	0.00	0	0.00	4.755805%	4.716844%	26
09/15/23	0	0.00	0	0.00	2	11,491,558.50	0	0.00	2	8,068,681.50	0	0.00	0	0.00	0	0.00	4.755847%	4.716891%	27
08/17/23	0	0.00	0	0.00	3	14,716,340.09	0	0.00	2	8,082,844.30	0	0.00	0	0.00	0	0.00	4.755827%	4.716895%	28
07/17/23	0	0.00	0	0.00	3	14,743,260.39	0	0.00	2	8,096,942.41	0	0.00	0	0.00	0	0.00	4.755861%	4.716933%	29
06/16/23	0	0.00	1	3,523,776.36	2	11,248,384.33	0	0.00	2	8,112,171.71	0	0.00	0	0.00	0	0.00	4.755904%	4.716981%	30
05/17/23	1	3,529,934.54	0	0.00	2	11,268,901.18	0	0.00	1	4,596,201.33	0	0.00	0	0.00	0	0.00	4.755937%	4.717018%	31
04/17/23	0	0.00	0	0.00	2	11,290,925.85	0	0.00	1	4,604,662.28	0	0.00	0	0.00	0	0.00	4.755979%	4.717064%	32
03/17/23	1	3,542,674.96	0	0.00	2	11,311,256.60	0	0.00	1	4,612,392.55	0	0.00	0	0.00	1	2,450,148.83	4.756011%	4.717100%	33
02/17/23	1	3,550,280.49	0	0.00	2	11,336,310.31	0	0.00	1	4,622,168.64	0	0.00	0	0.00	0	0.00	4.753075%	4.714016%	34
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 31

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
45	300571455	11/06/23	1	1	29,249.58	58,555.61	3,200.00	4,547,417.80	06/18/20	7			12/01/21
61	300571478	10/06/23	2	2	21,927.99	65,848.71	5,265.45	3,497,844.59	08/03/18	7			05/18/23
Totals					51,177.57	124,404.32	8,465.45	8,045,262.39
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		798,566,508	790,557,537	0		8,008,971
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		4,573,814	4,573,814	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-24	803,140,322	795,131,351	0	0	0	8,008,971
Dec-23	804,413,311	796,389,905	0	0	0	8,023,406
Nov-23	805,767,991	797,729,031	0	0	0	8,038,961
Oct-23	807,030,057	798,976,798	0	0	0	8,053,259
Sep-23	808,374,209	793,378,028	0	0	6,927,499	8,068,682
Aug-23	809,331,438	794,615,098	0	0	6,633,496	8,082,844
Jul-23	810,590,293	795,847,033	0	0	6,646,318	8,096,942
Jun-23	811,932,665	797,160,504	0	0	6,659,989	8,112,172
May-23	813,180,708	798,381,872	3,529,935	0	6,672,700	4,596,201
Apr-23	814,512,659	803,221,733	0	0	6,686,264	4,604,662
Mar-23	815,749,979	800,896,047	3,542,675	0	6,698,864	4,612,393
Feb-23	819,713,662	804,827,071	3,550,280	0	6,714,142	4,622,169
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	310933274	30,000,000.00	30,000,000.00	166,500,000.00	12/02/15	3,743,056.40	0.79360	12/31/22	01/11/26	I/O
32	479064000	6,927,499.33	6,927,499.33	10,650,000.00	05/27/15	334,886.00	0.68000	12/31/20	07/01/25	257
45	300571455	4,530,622.96	4,547,417.80	2,020,000.00	10/25/23	122,116.09	0.69470	06/30/23	11/06/25	261
61	300571478	3,478,347.61	3,497,844.59	3,600,000.00	08/28/23	6,788.00	0.06900	03/31/21	01/06/26	263
Totals		44,936,469.90	44,972,761.72	182,770,000.00		4,206,846.49

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	310933274	OF	IL	08/02/22	13

Special Servicer is in communication with Borrower's representatives, and is evaluating the Loan and collateral in order to determine the appropriate next steps for the Loan. The Loan is current on debt service payments, and cash management is active.

32	479064000	OF	NJ	03/08/21	0
No comment provided for this cycle.

45	300571455	RT	WI	06/18/20	7

Loan transferred for Monetary Default as a result of the Covid-19 pandemic. Collateral was foreclosed on 12/30/21. Mid-America is the Property Management company. Disposition of 2 of 5 properties occurred in October 2023, with disposition of the remaining 3 properties projected by March 2024.

61	300571478	RT	NY	08/03/18	7

The Property went REO on 5/18/23 via deed in lieu of foreclosure. Pyramid Group is in as property and leasing managers. REO is currently negotiating a 7-year renewal with Tops Grocer, which will be executed imminently. Special Servicer is currently evaluating leasing and disposition strategy. Expected resolution is projected for October 2024.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	300571444	28,170,761.32	4.55000%	28,170,761.32 4.55000%		10	09/04/20	06/06/20	09/11/20
21	310931266	0.00	4.86000%	0.00	4.86000%	10	03/04/22	03/04/22	--
24	300571456	9,244,012.48	4.62000%	9,244,012.48 4.62000%		10	07/29/20	08/06/20	09/11/20
Totals		37,414,773.80		37,414,773.80
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 27 of 31

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
12	600929356 02/18/21	18,596,068.01	27,300,000.00	19,637,934.68	717,877.31	19,637,934.68	18,920,057.37	0.00	0.00	0.00	0.00	0.00%
106	479064900 08/17/21	1,215,052.72	2,645,000.00	0.00	0.00	0.00	0.00	47,094.84	0.00	243.65	46,851.19	3.34%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		19,811,120.73	29,945,000.00	19,637,934.68	717,877.31	19,637,934.68	18,920,057.37	47,094.84	0.00	243.65	46,851.19

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
12	600929356	02/18/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
106	479064900	02/17/23	0.00	0.00	46,851.19	0.00	0.00	(243.65)	0.00	0.00	46,851.19
		08/17/21	0.00	0.00	47,094.84	0.00	0.00	47,094.84	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	46,851.19	0.00	0.00	46,851.19	0.00	0.00	46,851.19

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	6,458.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	456.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	0.00	0.00	422.43	0.00	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	13,458.33	0.00	878.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		14,337.06

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31